Income Tax - Summary of Current Income Tax Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income tax [Abstract]
Tax advances	$ 45,438,057	$ 349,167
TOTAL	$ 45,438,057	$ 349,167